Equity (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Change in Shares of Common Stock and Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2013	1,323,197,235	137,822,603
Acquisition of treasury stock under resolution of the board of directors	—	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	37,134
Resale of treasury stock to holders of less-than-one-unit shares	—	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)	(186,500,000)

Balance at March 31, 2014	1,136,697,235	26,650,807
Acquisition of treasury stock under resolution of the board of directors	—	51,413,227
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	35,570
Resale of treasury stock to holders of less-than-one-unit shares	—	(1,998)

Balance at March 31, 2015	1,136,697,235	78,097,606
Effect of stock split	1,136,697,235	78,104,609
Acquisition of treasury stock under resolution of the board of directors	—	21,000,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	58,082
Resale of treasury stock to holders of less-than-one-unit shares	—	(5,028)
Cancellation of treasury stock under resolution of the board of directors	(177,000,000)	(177,000,000)

Balance at March 31, 2016	2,096,394,470	255,269

Schedule of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2015 and 2016 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966

Other comprehensive income before reclassification	76,141	4,491	133,316	16,151	230,099
Amounts reclassified from accumulated other comprehensive income	167	(1,588)	(3,453)	219	(4,655)

Other comprehensive income	76,308	2,903	129,863	16,370	225,444

Less—Comprehensive income attributable to noncontrolling interests	26,907	1,730	26,270	(2,729)	52,178

Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2)	1	(354)	(9,349)	—	(9,702)
Balance at March 31, 2015 (as adjusted)	134,113	(5,163)	215,083	(85,503)	258,530

Other comprehensive income before reclassification	(20,442)	(2,216)	(115,326)	(209,709)	(347,693)
Amounts reclassified from accumulated other comprehensive income	(12,518)	(1,863)	(273)	1,065	(13,589)

Other comprehensive income	(32,960)	(4,079)	(115,599)	(208,644)	(361,282)

Less—Comprehensive income attributable to noncontrolling interests	(8,058)	1,030	(19,569)	(19,100)	(45,697)

Balance at March 31, 2016	¥109,211	¥(10,272)	¥119,053	¥(275,047)	¥(57,055)

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥26,518	¥(10,226)	¥16,292
Less—Reclassification adjustment for realized (gain) loss included in net income	(426)	191	(235)

Net change in unrealized gain (loss) on securities	26,092	(10,035)	16,057

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,988)	¥393	¥(3,595)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,018)	718	(1,300)

Net change in unrealized gain (loss) on derivative instruments	(6,006)	1,111	(4,895)

Foreign currency translation adjustments arising during the period	¥156,586	¥(6,125)	¥150,461
Less—Reclassification adjustment for realized (gain) loss included in net income	9,489	(3,479)	6,010

Net change in foreign currency translation adjustments	166,075	(9,604)	156,471

Pension liability adjustments arising during period	¥165,474	¥(53,301)	¥112,173
Prior service cost arising during period	76,050	(26,409)	49,641
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	23,015	(7,450)	15,565
Amortization of transition obligation	169	(61)	108
Amortization of prior service cost	(9,527)	3,290	(6,237)
Reclassification of prior service cost due to curtailment	(12,894)	4,531	(8,363)
Other	556	(202)	354

Net change in pension liability adjustments	242,843	(79,602)	163,241

	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥115,793	¥(39,652)	¥76,141
Less—Reclassification adjustment for realized (gain) loss included in net income	260	(93)	167

Net change in unrealized gain (loss) on securities	116,053	(39,745)	76,308

Unrealized gain (loss) on derivative instruments arising during the period	¥5,103	¥(612)	¥4,491
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,460)	872	(1,588)

Net change in unrealized gain (loss) on derivative instruments	2,643	260	2,903

Foreign currency translation adjustments arising during the period	¥140,542	¥(7,226)	¥133,316
Less—Reclassification adjustment for realized gain included in net income	(3,453)	—	(3,453)

Net change in foreign currency translation adjustments	137,089	(7,226)	129,863

Pension liability adjustments arising during period	¥11,460	¥(1,452)	¥10,008
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	9,446	(2,994)	6,452
Amortization of transition obligation	156	(54)	102
Amortization of prior service cost	(8,971)	2,636	(6,335)
Other	7,668	(1,525)	6,143

Net change in pension liability adjustments	19,759	(3,389)	16,370

	2016
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥(29,898)	¥9,456	¥(20,442)
Less—Reclassification adjustment for realized (gain) loss included in net income	(18,246)	5,728	(12,518)

Net change in unrealized gain (loss) on securities	(48,144)	15,184	(32,960)

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,190)	¥974	¥(2,216)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,767)	904	(1,863)

Net change in unrealized gain (loss) on derivative instruments	(5,957)	1,878	(4,079)

Foreign currency translation adjustments arising during the period	¥(121,478)	¥6,152	¥(115,326)
Less—Reclassification adjustment for realized gain included in net income	(273)	—	(273)

Net change in foreign currency translation adjustments	(121,751)	6,152	(115,599)

Pension liability adjustments arising during period	¥(313,433)	¥99,143	¥(214,290)
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	10,392	(3,347)	7,045
Amortization of transition obligation	50	(16)	34
Amortization of prior service cost	(8,859)	2,845	(6,014)
Other	(1,780)	6,361	4,581

Net change in pension liability adjustments	(313,630)	104,986	(208,644)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal year ended March 31, 2014, 2015 and 2016 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)			Affected line items in consolidated statements of income
	2014	2015	2016
	Millions of yen
Unrealized gain (loss) on securities	¥426	¥(62)	¥17,997	Other, net
	(191)	93	(5,728)	Income tax expense (benefit)
	—	(198)	249	Equity in earnings (losses) of affiliated companies

	¥235	¥(167)	¥12,518	Net income

Unrealized gain (loss) on derivative instruments	¥2,110	¥2,494	¥2,814	Other, net
	(718)	(872)	(904)	Income tax expense (benefit)
	(92)	(34)	(47)	Equity in earnings (losses) of affiliated companies

	¥1,300	¥1,588	¥1,863	Net income

Foreign currency translation adjustments	¥(7)	¥3,453	¥273	Other, net
	3,479	—	—	Income tax expense (benefit)
	(9,482)	—	—	Equity in earnings (losses) of affiliated companies

	¥(6,010)	¥3,453	¥273	Net income

Pension liability adjustments	¥(763)	¥(631)	¥(1,583)	*
	(310)	412	518	Income tax expense (benefit)

	¥(1,073)	¥(219)	(1,065)	Net income

Total	¥(5,548)	¥4,655	¥13,589	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.

Net Income Attributable to NTT and Increase in Additional Paid in Capital as Result of Equity Transactions with Noncontrolling Interests

The changes for the fiscal year ended March 31, 2014, 2015 and 2016 in Net income attributable to NTT and Increase in Additional paid in capital as a result of Equity transactions with noncontrolling interests are as follow:

	2014	2015	2016
	Millions of yen
Net income attributable to NTT	¥585,473	¥518,066	¥737,738
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO’s share repurchase of its common stock (Note 12)	—	34,823	—
Decrease in additional paid-in capital attributable to change in NTT’s ownership interest by NTT DOCOMO’s share repurchase of its common stock	—	(14,802)	42,150
Other	(1,069)	(2,600)	(13,484)

Total	(1,069)	17,421	28,666

Change from net income attributable to NTT’s shareholders and transfers from the noncontrolling interests	¥584,404	¥535,487	¥766,404